Consolidated Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 7	$ 11	$ 9
Additions charged to operations			3
Valuation Allowances and Reserves, Reserves of Businesses Acquired	6
Deductions	(3)	(4)	(1)
Ending balance	$ 10	$ 7	$ 11